Earnings (Loss) Per Share (Tables)	12 Months Ended
Mar. 31, 2025
Earnings (Loss) Per Share [Abstract]
Schedule of Outstanding Shares for Basic and Diluted Net Earnings Per Share	The following table details the outstanding shares for basic and diluted net earnings per share:
	Year ended March 31, 2025	Year ended March 31, 2024	Year ended March 31, 2023
	USD	USD	USD
Numerator:
Net loss from continuing operation attributable to Akso Health Group’s shareholder	(134,977,369)	(9,058,986)	(13,196,535)
Net income (loss) from discontinued operation attributable to Akso Health Group’s shareholders	—	(399,798)	(11,836,612)
Net loss attributable to Akso Health Group’s shareholders	(134,977,369)	(9,458,784)	(1,359,923)

Denominator:
Weighted average number of ordinary shares outstanding-basic	855,288,335	141,516,777	68,598,050
Weighted average number of dilutive potential ordinary shares from share options	—	—	—
Weighted average number of ordinary shares outstanding-diluted	855,288,335	141,516,777	68,598,050
Basic (loss) per common share	(0.16)	(0.07)	(0.02)
Diluted (loss) per common share	(0.16)	(0.07)	(0.02)